Segment Reporting	6 Months Ended
Jun. 30, 2017
Segment reporting
Segment reporting

21. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)Innovation Platform (Drug research and development (“Drug R&D”)): focuses on discovering and developing innovative therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and

(ii)Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over‑the‑counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and

(b)Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over‑the‑counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs business under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments are assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expense, income tax expenses and equity in earnings of equity investees, net of tax (“Adjusted (LBIT)/EBIT” or “Adjusted LBIT”),  (b) equity in earnings of equity investees, net of tax and (c) operating (loss)/profit.

The segment information is as follows:

	Six Months Ended June 30, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	22,726	85,759	4,423	13,676	103,858	—	126,584
Adjusted (LBIT)/EBIT	(12,467)	1,523	99	1,519	3,141	(6,846)	(16,172)
Interest income	19	17	5	3	25	207	251
Equity in earnings of equity investees, net of tax	(2,363)	18,871	5,761	—	24,632	—	22,269
Operating (loss)/profit	(14,811)	20,411	5,865	1,522	27,798	(6,639)	6,348
Interest expense	—	—	—	32	32	785	817
Income tax expense	14	441	(179)	243	505	1,327	1,846
Net income attributable to ordinary shareholders of the Company	(14,790)	19,421	5,093	644	25,158	(8,686)	1,682
Depreciation/amortization	1,232	52	6	9	67	13	1,312
Additions to non-current assets (other than financial instrument and deferred tax assets)	3,017	6	1	1	8	20	3,045

	As at June 30, 2017
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	85,465	120,626	65,875	11,388	197,889	61,346	344,700
Property, plant and equipment	11,672	135	30	32	197	55	11,924
Leasehold land	1,225	—	—	—	—	—	1,225
Goodwill	—	2,778	407	—	3,185	—	3,185
Other intangible asset	—	445	—	—	445	—	445
Investments in equity investees	21,673	62,997	63,154	—	126,151	—	147,824

	Six Months Ended June 30, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	22,258	67,614	2,704	11,941	82,259	—	104,517
Adjusted (LBIT)/EBIT	(11,708)	1,463	(1,120)	1,166	1,509	(5,949)	(16,148)
Interest income	25	19	15	1	35	129	189
Equity in earnings of equity investees, net of tax	(2,096)	14,779	8,568	—	23,347	—	21,251
Operating (loss)/profit	(13,779)	16,261	7,463	1,167	24,891	(5,820)	5,292
Interest expense	—	—	—	47	47	764	811
Income tax expense	—	434	(279)	150	305	1,382	1,687
Net income attributable to ordinary shareholders of the Company	(13,742)	15,313	6,296	538	22,147	(7,868)	537
Depreciation/amortization	1,041	52	5	10	67	25	1,133
Additions to non-current assets (other than financial instrument and deferred tax assets)	1,440	19	14	50	83	47	1,570

	As at December 31, 2016
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	53,774	134,681	67,161	10,701	212,543	76,120	342,437
Property, plant and equipment	9,686	145	34	40	219	49	9,954
Leasehold land	1,220	—	—	—	—	—	1,220
Goodwill	—	2,730	407	—	3,137	—	3,137
Other intangible asset	—	469	—	—	469	—	469
Investments in equity investees	17,031	77,939	63,536	—	141,475	—	158,506

Revenue from external customers is after elimination of inter‑segment sales. The amount eliminated attributable to sales within Consumer Health business from Hong Kong to the PRC was US$708,000 and nil for the six months ended June 30, 2017 and 2016  respectively. Sales between segments are carried out at mutually agreed terms.

There were no customers who accounted for over 10% of the Group’s revenue for the six months ended June 30, 2017 and 2016.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share‑based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of Adjusted LBIT to net income is provided as follows:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Adjusted LBIT	(16,172)	(16,148)
Interest income	251	189
Equity in earnings of equity investees, net of tax	22,269	21,251
Interest expense	(817)	(811)
Income tax expense	(1,846)	(1,687)
Net income	3,685	2,794